Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 8,669,445	$ 10,933,970	$ 17,722,585
Other provisions [member]
Disclosure of other provisions [line items]
Provisions	5,975,247	6,654,198	7,744,134
Provision for Commercial Claims [member]
Disclosure of other provisions [line items]
Provisions	3,496,091	4,735,527	5,756,787
Provisions labor-related [member]
Disclosure of other provisions [line items]
Provisions	614,825	552,679	737,720
Provisions tax claims [member]
Disclosure of other provisions [line items]
Provisions	594,810	627,828	537,919
Others [member]
Disclosure of other provisions [line items]
Provisions	1,269,521	738,164	711,708
Provisions for reorganization [member]
Disclosure of other provisions [line items]
Provisions	0	2,616,915	5,966,220
Financial guarantees and loan commitments [member]
Disclosure of other provisions [line items]
Provisions	$ 2,694,198	$ 1,662,857	$ 4,012,231